UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08188

                AllianceBernstein Emerging Market Debt Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: October 31, 2004

                      Date of reporting period: April 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
Emerging Market Fixed Income
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Emerging Market Debt Fund


Semi-Annual Report -- April 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 21, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Emerging Market Debt Fund (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objectives and Policies

This open-end fund is designed to provide investors with a high level of current income and, secondarily, capital appreciation. To achieve its objectives, the Fund invests primarily in a non-diversified portfolio of sovereign debt obligations and in U.S. and non-U.S. corporate fixed-income securities. The Fund invests substantially all of its assets in lower-rated securities.

Investment Results

The following table shows how the Fund performed over the past six- and 12-month periods ended April 30, 2004. For comparison, we have included the returns for the unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), which provides a broad measure of the performance of a basket of emerging market debt securities.

------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended April 30, 2004


                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Emerging Market Debt Fund
   Class A                      2.11%             13.57%
   Class B                      1.79%             12.67%
   Class C                      1.66%             12.65%
------------------------------------------------------------
J.P. Morgan Emerging
Markets Bond Index Plus         1.48%              9.50%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

The unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM EMBI+ is comprised of dollar-denominated restructured sovereign bonds; a large percentage of the JPM EMBI+ Index is made up of Brady bonds. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Emerging Market Debt Fund.

Additional investment results appear on pages 5-7.
------------------------------------------------------------


The Fund outperformed its benchmark, the JPM EMBI+, for both the six- and 12-month periods ended April 30, 2004. The Fund benefited from both its emerging market debt country weightings and its individual security selection.

The primary contributor to the Fund's outperformance was its underweight-


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 1 ing in Brazilian debt in the latter half of the semi-annual period. Brazil, a higher beta, more volatile emerging market debt country, sold-off sharply in April loosing 7.62%, and underperformed relative to the JPM EMBI+. The Fund's country weighting and security holdings in Mexico also helped relative performance during the past six months. We have maintained a more defensive posture in Mexico versus lower rated countries. Security selection in Russia and Venezuela debt markets was strong and also contributed positively to the Fund's outperformance. Modestly detracting from the Fund's performance was its overweight position in Ecuador. Ecuador contributed positively to performance earlier in the period. However, as we increased the Fund's position in Ecuador, the country fell victim to the sharp April sell-off. This overweighted position ultimately resulted in a net negative contribution.

Market Review and Investment Strategy

Emerging market debt posted strong returns in the first five months of the semi-annual period before a sharp broad-based sell-off in the month of April. Surprisingly strong employment numbers in the U.S. and less accommodating comments regarding interest rate policy from the U.S. Federal Reserve led the markets to prepare for eventual and possibly earlier-than-expected interest rate hikes. Higher beta countries were the hardest hit by April's sell-off. The Index spread widened 49 basis points in April alone, with the yield reaching 9.16% at the end of the semi-annual period. Latin countries barely outpaced non-Latin regions, returning 1.52% and 1.41%, respectively. By country, Argentina at 10.38%, Ecuador at 7.67%, Nigeria at 5.38%, Colombia at 5.26% and Venezuela at 5.22% outperformed the Index. Underperforming for the period were Peru at -2.75%, the Ukraine at 0.80%, Brazil at 0.06% and Russia at 0.34%.

Within the Fund, we maintained its overweight position in Russia, as the macroeconomic picture remained solid and the Russian government continued to make progress on structural reforms. Russia's gross domestic product (GDP) advanced a healthy 8% year-over-year in the first quarter of 2004, helped by higher oil prices, strong investment and robust consumer demand. Higher oil prices and stronger GDP have improved Russia's fiscal profile and its ability to exact transfers to its stabilization fund.

Additionally, we increased the Fund's holdings in Ecuador and Turkey during the period. Ecuador benefited from higher oil prices and greater output, significant structural reforms and engagement with the International Monetary Fund (IMF). Standard & Poor's raised Turkey's rating to B+ from B during the reporting period, crediting the government's efforts to comply with targets set by the IMF and its resolve to implement reforms. It was at that time that we added to the Fund's position in Turkey.

The Fund also held an overweight position in Peru. Peru achieved a durable improvement in its fiscal accounts with increased revenue collection. Improvements in tax administration and restruc-


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND turing increased the collection rates allowing the government to lower the budget deficit. Political stability and a new cabinet committed to sound economic policies were additional positives.

Also overweighted in the Fund were holdings in the Ukraine. The Ukraine recently received IMF approval for a 12-month stand-by-agreement based on significant improvement in economic fundamentals and progress on structural reforms.

Despite European Union accession, the Fund remained underweight in Poland due to the country's low relative yield, as well as the political and fiscal uncertainty surrounding an impending general election.

Lastly, we reduced the Fund's duration exposure to Brazil in the first quarter from an overweight to an underweight position due to political concerns, inflation worries and the possible inability of Brazil's Central Bank to continue reducing interest rates. Political scandal and subsequent missteps have caused the administration of President Lula da Silva to lose much of the political goodwill it had in 2003. With recent volatility and prospects of tighter monetary policy, the Fund's investment profile has become more neutral to the benchmark, and we have maintained an overall underexposure in duration.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 3

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
2/25/94
Class B Shares
2/25/94
Class C Shares
2/25/94


PORTFOLIO STATISTICS
Net Assets ($mil): $298.0


SECURITY TYPE*
     77.7%   Sovereign Debt Obligations
      9.4%   Corporate Debt Obligations             [PIE CHART OMITTED]

     12.9%   Short-Term


* The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
_______________________________________________________________________________

                                    NAV Returns            SEC Returns
               1 Year                 13.57%                  8.79%
              5 Years                 17.64%                 16.63%
             10 Years                 13.68%                 13.19%
            SEC Yield*                 6.31%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
_______________________________________________________________________________

               1 Year                                        24.53%
              5 Years                                        19.56%
             10 Years                                        13.54%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities, which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation in the Fund's portfolio securities may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
_______________________________________________________________________________

                                   NAV Returns            SEC Returns
               1 Year                 12.67%                  9.67%
              5 Years                 16.64%                 16.64%
             10 Years(a)              13.15%                 13.15%
            SEC Yield*                 5.78%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
_______________________________________________________________________________

               1 Year                                        25.95%
              5 Years                                        19.61%
             10 Years(a)                                     13.50%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities, which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation in the Fund's portfolio securities may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

(a)  Assumes conversion of Class B shares into Class A shares after six years.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
_______________________________________________________________________________

                                   NAV Returns            SEC Returns
               1 Year                 12.65%                 11.65%
              5 Years                 16.62%                 16.62%
             10 Years                 12.79%                 12.79%
            SEC Yield*                 5.78%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
_______________________________________________________________________________

               1 Year                                        27.91%
              5 Years                                        19.58%
             10 Years                                        13.15%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain month-end performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities, which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation in the Fund's portfolio securities may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-82.9%
Argentina-1.6%
Republic of Argentina FRN
  1.234%, 8/03/12                                     $ 7,304     $   4,784,120
                                                                  -------------
Belize-0.4%
Government of Belize
  9.50%, 8/15/12                                        1,125         1,154,045
                                                                  -------------
Brazil-15.1%
Federal Republic of Brazil
  11.00%, 8/17/40(a)                                    5,822         5,436,293
  11.25%, 7/26/07                                       2,200         2,349,600
  C-Bonds
  8.00%, 4/15/14                                       32,333        29,746,635
  DCB FRN
  Series L
  2.125%, 4/15/12                                       8,918         7,446,263
                                                                  -------------
                                                                     44,978,791
                                                                  -------------
Bulgaria-0.9%
Republic of Bulgaria
  8.25%, 1/15/15(b)                                     2,365         2,717,385
                                                                  -------------
Colombia-4.5%
Republic of Colombia
  10.75%, 1/15/13                                       5,250         5,775,000
  11.75%, 2/25/20                                       6,640         7,516,480
                                                                  -------------
                                                                     13,291,480
                                                                  -------------
Ecuador-3.9%
Republic of Ecuador
  6.00%, 8/15/30(b)(c)                                 15,601        10,827,094
  12.00%, 11/15/12(b)                                     814           728,530
                                                                  -------------
                                                                     11,555,624
                                                                  -------------
El Salvador-0.4%
Republic of El Salvador
  8.50%, 7/25/11(b)                                     1,000         1,131,500
                                                                  -------------
Indonesia-0.7%
Republic of Indonesia
  6.75%, 3/10/14(b)                                     2,190         1,987,425
                                                                  -------------
Jamaica-0.6%
Government of Jamaica
  11.75%, 5/15/11(b)                                    1,180         1,380,600
  12.75%, 9/01/07(b)                                      365           417,925
                                                                  -------------
                                                                      1,798,525
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico-11.5%
United Mexican States
  8.125%, 12/30/19(d)                                $ 13,635     $  14,875,785
  11.375%, 9/15/16(d)                                  13,704        19,288,379
                                                                  -------------
                                                                     34,164,164
                                                                  -------------
Morocco-0.4%
Kingdom of Morocco Loan Participation FRN
  Series A
  2.031%, 1/01/09                                       1,318         1,291,785
                                                                  -------------
Panama-1.7%
Republic of Panama
  8.875%, 9/30/27                                         500           505,000
  9.375%, 4/01/29                                       1,375         1,509,063
  10.75%, 5/15/20                                       2,575         3,090,000
                                                                  -------------
                                                                      5,104,063
                                                                  -------------
Peru-3.9%
Republic of Peru
  8.375%, 5/3/16                                        1,800         1,705,500
  8.75%, 11/21/33                                         300           268,500
  9.125%, 2/21/12(d)                                    5,300         5,596,125
  9.875%, 2/06/15                                       3,900         4,212,000
                                                                  -------------
                                                                     11,782,125
                                                                  -------------
Philippines-3.3%
Republic of Philippines
  8.25%, 1/15/14                                        3,975         3,855,750
  9.00%, 2/15/13                                        2,300         2,346,000
  9.875%, 1/15/19                                       1,850         1,896,250
  10.625%, 3/16/25                                      1,550         1,662,375
                                                                  -------------
                                                                      9,760,375
                                                                  -------------
Russia-17.1%
Russian Federation
  5.00%, 3/31/30(b)(c)                                 36,660        33,658,463
Russian Ministry of Finance
  Series V
  3.00%, 5/14/08                                        3,850         3,359,125
  Series VI
  3.00%, 5/14/06(b)                                     1,250         1,206,250
  3.00%, 5/14/06                                        2,300         2,219,500
  Series VII
  3.00%, 5/14/11                                       13,570        10,381,050
                                                                  -------------
                                                                     50,824,388
                                                                  -------------
South Africa-1.0%
Republic of South Africa
  7.375%, 4/25/12                                       2,725         3,004,313
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Turkey-5.7%
Republic of Turkey
  9.875%, 3/19/08                                     $ 1,025     $   1,135,700
  11.00%, 1/14/13                                       3,900         4,512,300
  11.50%, 1/23/12                                       2,475         2,926,688
  11.75%, 6/15/10                                       1,970         2,339,375
  11.875%, 1/15/30                                      2,745         3,575,363
  12.375%, 6/15/09                                      2,125         2,550,000
                                                                  -------------
                                                                     17,039,426
                                                                  -------------
Ukraine-4.2%
Government of Ukraine
  6.875%, 3/04/11(b)                                    1,300         1,254,500
  7.65%, 6/11/13(b)(d)                                  5,804         5,600,860
  11.00%, 3/15/07(b)                                    5,258         5,731,758
                                                                  -------------
                                                                     12,587,118
                                                                  -------------
Uruguay-0.8%
Republic of Uruguay
  7.875%, 1/15/33                                       3,736         2,465,690
                                                                  -------------
Venezuela-5.2%
Republic of Venezuela
  5.375%, 8/07/10                                       2,570         1,978,900
  9.25%, 9/15/27                                       13,350        11,040,450
  DCB FRN
  Series DL
  2.125%, 12/18/07                                      2,667         2,499,919
                                                                  -------------
                                                                     15,519,269
                                                                  -------------
Total Sovereign Debt Obligations
  (cost $226,730,273)                                               246,941,611
                                                                  -------------
CORPORATE DEBT OBLIGATIONS-10.0%
Brazil-0.9%
PF Export Receivables Master Trust
  6.436%, 6/01/15(b)                                    2,586         2,572,048
                                                                  -------------
Indonesia-0.6%
Freeport-McMoran Copper & Gold
  10.125%, 2/01/10                                      1,550         1,712,750
                                                                  -------------
Kazakhstan-0.9%
Hurricane Finance
  9.625%, 2/12/10(b)                                      900           976,500
Kazkommerts International BV
  8.50%, 4/16/13(b)                                       650           630,500
Turanalem Finance BV
  10.00%, 5/29/07(b)                                    1,000         1,094,500
                                                                  -------------
                                                                      2,701,500
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico-1.9%
Innova S de. R.L., SA
  9.375%, 9/19/13                                     $ 3,180     $   3,470,174
  12.875%, 4/01/07                                      1,115         1,120,240
Monterrey Power SA De C. V.
  9.625%, 11/15/09(b)                                     857           996,499
                                                                  -------------
                                                                      5,586,913
                                                                  -------------
Poland-0.7%
PTC International Finance II, SA
  11.25%, 12/01/09                                      2,000         2,160,000
                                                                  -------------
Romania-0.4%
MobiFon Holdings BV
  12.50%, 7/31/10                                       1,100         1,259,500
                                                                  -------------
Russia-4.4%
Gazprom Oao
  8.625%, 4/28/34(b)                                    1,050         1,002,750
  9.625%, 3/01/13(b)                                    4,520         4,666,900
Mobile Telesystems Finance
  9.75%, 1/30/08(b)                                     2,750         2,870,191
  10.95%, 12/21/04                                        730           764,675
Tyumen Oil
  11.00%, 11/06/07(b)                                   3,375         3,829,563
                                                                  -------------
                                                                     13,134,079
                                                                  -------------
South Korea-0.2%
Hanvit Bank, SA
  12.75%, 3/01/10(b)(c)                                   725           783,000
                                                                  -------------
Total Corporate Debt Obligations
  (cost $28,500,906)                                                 29,909,790
                                                                  -------------
WARRANTS(e)-0.0%
Central Bank of Nigeria
  Warrants, expiring 11/15/20                           3,250                -0-
Republic of Venezuela
  Warrants, expiring 4/15/20                           48,195                -0-
                                                                  -------------
Total Warrants
  (cost $0)                                                                  -0-
                                                                  -------------
SHORT-TERM INVESTMENT-13.7%
Time Deposit-13.7%
Societe Generale
  1.04%, 05/03/04
  (cost $40,800,000)                                 $ 40,800        40,800,000
                                                                  -------------
Total Investments-106.6%
  (cost $296,031,179)                                               317,651,401
Other assets less liabilities-(6.6)%                                (19,680,142)
                                                                  -------------
Net Assets-100%                                                   $ 297,971,259
                                                                  =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


CALL OPTION WRITTEN (see Note D)

                                      Exercise      Expiration
Description          Contracts(f)       Price          Month       U.S. $ Value
-------------------------------------------------------------------------------
Federal Republic
of Brazil
11.00%, 8/17/40
(premiums received
$44,550)               1,650,000        $95.2         May '04         $(19,800)


CREDIT DEFAULT SWAP CONTRACTS (see Note D)

                         Notional                                  Unrealized
Swap Counterparty &       Amount      Interest     Termination    Appreciation/
Referenced Obligation     (000's)       Rate           Date      (Depreciation)
-------------------------------------------------------------------------------
Buy Contracts:
--------------
Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
12.25%, 3/06/30            2,450         2.55%        5/20/05       $    9,678

Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
12.25%, 3/06/30            3,160         5.85         2/20/14          326,112

Citigroup Global
Markets, Inc.
Republic of Hungary
4.50%, 2/06/13               900         0.50        11/26/13           (9,124)

Citigroup Global
Markets, Inc.
Republic of
Philippines
10.625%, 3/16/25           1,410         5.60         3/20/14          (33,168)

Deutsche Bank
Republic of Turkey
11.875%, 1/15/30           2,770         3.25         1/24/09          101,251

Deutsche Bank
Republic of
Venezuela
9.25%, 9/15/27             1,700         3.65         1/20/06           36,796

Goldman Sachs
United Mexican States
11.50%, 5/15/26            2,100         1.99         5/20/14            5,836

JP Morgan Chase
Republic of Ecuador
6.00%, 8/15/30             2,275         3.70         4/30/05            8,531

Sale Contracts:
---------------
Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
12.25%, 3/06/30            3,300         6.35         8/20/05          160,302

Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
12.25%, 3/06/30            2,450         4.40         5/20/06          (27,277)

Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
12.25%, 3/06/30            3,160         5.26         2/20/09         (204,585)

Citigroup Global
Markets, Inc.
Republic of Columbia
9.75%, 4/23/09            10,000         5.70         1/30/05          480,198


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS (see Note D) (continued)


                         Notional                                  Unrealized
Swap Counterparty &       Amount      Interest     Termination    Appreciation/
Referenced Obligation     (000's)       Rate           Date      (Depreciation)
-------------------------------------------------------------------------------
Sale Contracts: (continued)
---------------------------
Citigroup Global
Markets, Inc.
Republic of
Philippines
10.625%, 3/16/25           1,410         4.95%        3/20/09       $   32,264

Deutsche Bank
Federal Republic
of Brazil
12.25%, 3/06/30            4,150         3.50         4/20/06         (110,690)

Deutsche Bank
Republic of Turkey
11.875%, 1/15/30           3,463         1.50         1/24/05            5,829

Deutsche Bank
Republic of Turkey
11.875%, 1/15/30           2,285         1.80         7/24/05           (2,514)

JP Morgan Chase
Russian Federation
5.00%, 3/31/30             3,300         3.20         6/25/13           81,990

JP Morgan Chase
Russian Federation
5.00%, 3/31/30             3,300         3.20         6/26/13           81,631

JP Morgan Chase
Russian Federation
5.00%, 3/31/30             2,100         2.98         4/29/14          (12,325)

Morgan Stanley
Federal Republic
of Brazil
10.125%, 5/15/27           2,000        17.75         2/13/08          764,889


REVERSE REPURCHASE AGREEMENTS (see Note D)

                                                     Interest
Broker                                   Rate        Maturity         Amount
-------------------------------------------------------------------------------
JP Morgan Chase                          0.10%         5/6/04      $  9,155,400
JP Morgan Chase                          0.75%         5/6/04         9,129,271
JP Morgan Chase                          0.75%       12/31/04         3,025,615
JP Morgan Chase                          0.75%       12/31/04         2,090,334
                                                                   ------------
                                                                   $ 23,400,620
                                                                   ============

_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


(a) A position, or portion of the underlying security has been segregated by the Fund for the written call options outstanding at April 30, 2004. The value of this security amounted to $1,540,688 at April 30, 2004.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of these securities amount to $86,064,741 or 28.9% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2004.

(d) Position, or portion thereof, with an aggregate market value of $23,154,666 has been segregated to collateralize the reverse repurchase agreement.

(e)  Non-income producing security.

(f)  One contract relates to principal amount of $1.00.

Glossary of Terms:

DCB - Debt Conversion Bonds
FRN - Floating Rate Note


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $296,031,179)           $ 317,651,401
Cash                                                                    354,539
Unrealized appreciation of swap contracts                             2,095,307
Receivable for investment securities sold                            52,019,747
Interest receivable                                                   4,881,692
Receivable for capital stock sold                                       758,024
                                                                  -------------
Total assets                                                        377,760,710
                                                                  -------------
LIABILITIES
Outstanding call option written, at value
  (premiums received $44,550)                                            19,800
Due to broker                                                           436,161
Unrealized depreciation of swap contracts                               399,683
Payable for investment securities purchased                          50,179,719
Reverse repurchase agreements                                        23,400,620
Payable for capital stock redeemed                                    4,107,005
Dividend payable                                                        722,041
Distribution fee payable                                                185,863
Advisory fee payable                                                    141,159
Administrative fee payable                                                6,596
Accrued expenses                                                        190,804
                                                                  -------------
Total liabilities                                                    79,789,451
                                                                  -------------
Net Assets                                                        $ 297,971,259
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      37,666
Additional paid-in capital                                          298,543,744
Distributions in excess of net investment income                     (2,582,865)
Accumulated net realized loss on investment transactions            (21,367,882)
Net unrealized appreciation of investments                           23,340,596
                                                                  -------------
                                                                  $ 297,971,259
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share
  ($140,964,530 / 17,913,594 shares of
  capital stock issued and outstanding)                                   $7.87
Sales charge--4.25% of public offering price                                .35
                                                                          -----
Maximum offering price                                                    $8.22
                                                                          =====
CLASS B SHARES
Net asset value and offering price per share
  ($73,678,959 / 9,277,693 shares of
  capital stock issued and outstanding)                                   $7.94
                                                                          =====
CLASS C SHARES
Net asset value and offering price per share
  ($83,327,770 / 10,475,119 shares of
  capital stock issued and outstanding)                                   $7.95
                                                                          =====


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 15

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)


INVESTMENT INCOME
Interest                                                           $ 12,799,371

EXPENSES
Advisory fee                                      $  1,224,090
Distribution fee--Class A                              226,691
Distribution fee--Class B                              440,959
Distribution fee--Class C                              434,260
Transfer agency                                        211,003
Custodian                                              122,279
Audit and legal                                         65,808
Administrative                                          51,400
Printing                                                29,758
Registration                                            29,630
Directors' fees                                         10,123
Miscellaneous                                            6,861
                                                  ------------
Total expenses before interest                       2,852,862
Interest expense                                        28,509
                                                  ------------
Total expenses                                       2,881,371
Less: expense waived by the Adviser and
  the Transfer Agent (see Note B)                     (276,083)
Less: expense offset arrangement
  (see Note B)                                             (20)
                                                  ------------
Net expenses                                                          2,605,268
                                                                   ------------
Net investment income                                                10,194,103
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                                            16,751,840
  Written options                                                       412,727
  Swap contracts                                                      4,901,759
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       (23,015,161)
  Swap contracts                                                     (2,903,276)
  Written options                                                         1,350
                                                                   ------------
Net loss on investment transactions                                  (3,850,761)
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  6,343,342
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                  Six Months      September 1,
                                     Ended          2003 to       Year Ended
                                April 30, 2004    October 31,      August 31,
                                  (unaudited)        2003*           2003
                                ==============  ==============  ==============
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income           $   10,194,103  $    3,688,269  $   23,418,959
Net realized gain on
  investment transactions           22,066,326       5,180,958      30,010,826
Net change in unrealized
  appreciation/depreciation
  of investments                   (25,917,087)      5,198,747      31,800,387
                                --------------  --------------  --------------
Net increase in net assets
  from operations                    6,343,342      14,067,974      85,230,172

DIVIDENDS TO
SHAREHOLDERS FROM
Net investment income
  Class A                           (5,659,837)     (1,851,590)    (10,200,153)
  Class B                           (3,020,340)     (1,219,376)     (8,446,512)
  Class C                           (2,951,922)     (1,034,345)     (5,499,918)

CAPITAL STOCK TRANSACTIONS
Net increase (decrease)             (2,549,339)     14,129,599      18,645,018
                                --------------  --------------  --------------
Total increase (decrease)           (7,838,096)     24,092,262      79,728,607

NET ASSETS
Beginning of period                305,809,355     281,717,093     201,988,486
                                --------------  --------------  --------------
End of period (including
  distributions in excess
  of net investment
  income of ($2,582,865),
  ($1,144,869) and
  ($1,003,454),
  respectively)                 $  297,971,259  $  305,809,355  $  281,717,093
                                ==============  ==============  ==============


*  The Fund changed its fiscal year end from August 31 to October 31.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Emerging Market Debt Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 2, 1993, as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities for financial statement reporting purposes only.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Change of Fiscal Year End

The Fund changed its fiscal year end from August 31 to October 31. Accordingly, the statement of changes in net assets and financial highlights include the period from September 1, 2003 to October 31, 2003.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $276,083. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $51,400 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $77,041 for the six months ended April 30, 2004.

For the six months ended April 30, 2004 the Fund's expenses were reduced by $20 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $18,155 from the sale of Class A shares and received $7,367, $57,237, and $40,821 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,669,620 and $2,501,728 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 268,630,572    $ 268,338,203
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the written option and swap contracts) are as follows:

Gross unrealized appreciation                                     $  27,583,311
Gross unrealized depreciation                                        (5,963,089)
                                                                  -------------
Net unrealized appreciation                                       $  21,620,222
                                                                  =============

1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended April 30, 2004, were as follows:

                                                   Number of        Premiums
                                                   Contracts        Received
                                                 =============    =============
Options outstanding at
  October 31, 2003                                   1,800,000    $      32,400
Options written                                     22,653,176          425,002
Options terminated in closing
  purchase transactions                             (3,100,000)         (54,685)
Options expired                                    (19,703,176)        (358,167)
                                                 -------------    -------------
Options outstanding at
  April 30, 2004                                     1,650,000    $      44,550
                                                 =============    =============


2. Swap Agreements

The Fund may enter into swaps on sovereign debt obligations to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At April 30, 2004, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $40,918,000, with net unrealized appreciation of $1,249,712 and terms ranging from 1 to 10 years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protec-


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


tion, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional Amount of $9,790,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $31,128,000 as of April 30, 2004.

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended April 30, 2004, the average amount of reverse repurchase agreements outstanding was $13,900,755 and the daily weighted average interest rate was .51%.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                 ----------------------------------------------
                                                    Shares
                                 ----------------------------------------------
                                Six Months Ended    September 1,
                                    April 30,         2003 to       Year Ended
                                      2004          October 31,      August 31,
                                   (unaudited)         2003*           2003
                                 ----------------------------------------------
Class A
Shares sold                          4,974,381       2,625,192      15,805,963
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions          400,224         130,057         767,001
-------------------------------------------------------------------------------
Shares converted from Class B        1,345,093         108,120       1,081,814
-------------------------------------------------------------------------------
Shares redeemed                     (6,028,073)     (1,005,137)    (14,979,291)
-------------------------------------------------------------------------------
Net increase                           691,625       1,858,232       2,675,487
===============================================================================

Class B
Shares sold                          1,414,055         461,773       4,004,147
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions          201,241          78,242         517,733
-------------------------------------------------------------------------------
Shares converted to Class A         (1,333,871)       (109,203)     (1,070,593)
-------------------------------------------------------------------------------
Shares redeemed                     (2,205,289)       (709,323)     (5,118,893)
-------------------------------------------------------------------------------
Net decrease                        (1,923,864)       (278,511)     (1,667,606)
===============================================================================


*  The Fund changed its fiscal year end from August 31 to October 31.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                                 ----------------------------------------------
                                                    Shares
                                 ----------------------------------------------
                                Six Months Ended    September 1,
                                    April 30,         2003 to       Year Ended
                                      2004          October 31,      August 31,
                                   (unaudited)         2003*           2003
                                 ----------------------------------------------
Class C
Shares sold                          2,627,852         617,045       4,327,340
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions          191,722          62,481         355,635
-------------------------------------------------------------------------------
Shares redeemed                     (1,945,950)       (477,362)     (2,747,810)
-------------------------------------------------------------------------------
Net increase                           873,624         202,164       1,935,165
===============================================================================

* The Fund changed its fiscal year end from August 31 to October 31.


                                 ----------------------------------------------
                                                    Amount
                                 ----------------------------------------------
                                Six Months Ended    September 1,
                                    April 30,         2003 to       Year Ended
                                      2004          October 31,      August 31,
                                   (unaudited)         2003*           2003
                                 ----------------------------------------------
Class A
Shares sold                       $ 41,415,802    $ 20,797,068    $109,920,861
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions        3,316,666       1,041,833       5,359,919
-------------------------------------------------------------------------------
Shares converted from Class B       11,147,980         872,532       7,661,897
-------------------------------------------------------------------------------
Shares redeemed                    (49,752,106)     (7,987,376)   (106,021,261)
-------------------------------------------------------------------------------
Net increase                      $  6,128,342    $ 14,724,057    $ 16,921,416
===============================================================================

Class B
Shares sold                       $ 11,899,330    $  3,715,085    $ 28,604,474
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions        1,682,297         632,968       3,639,603
-------------------------------------------------------------------------------
Shares converted to Class A        (11,147,980)       (872,532)     (7,661,897)
-------------------------------------------------------------------------------
Shares redeemed                    (18,521,554)     (5,701,215)    (36,999,728)
-------------------------------------------------------------------------------
Net decrease                      $(16,087,907)   $ (2,225,694)   $(12,417,548)
===============================================================================

Class C
Shares sold                       $ 22,142,984    $  4,968,163    $ 31,650,442
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions        1,607,194         506,101       2,514,505
-------------------------------------------------------------------------------
Shares redeemed                    (16,339,952)     (3,843,028)    (20,023,797)
-------------------------------------------------------------------------------
Net increase                      $  7,410,226    $  1,631,236    $ 14,141,150
===============================================================================

*  The Fund changed its fiscal year end from August 31 to October 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies and foreign governments involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government. The Fund invests in the Sovereign Debt Obligations of countries that are considered emerging market countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic and debt restructuring developments adversely affecting the economies of these emerging market countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to those indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended October 31, 2003, and fiscal years ended August 31, 2003 and August 31, 2002 were as follows:


                              September 1, 2003   Year Ended     Year Ended
                                to October 31,    August 31,     August 31,
                                    2003            2003            2002
                               ==============  ==============  ==============
Distributions paid from:
  Ordinary income              $    4,105,311  $   24,146,583  $   22,411,441(a)
                               --------------  --------------  --------------
Total taxable
  distributions                     4,105,311      24,146,583      22,411,441
Tax return of capital                      -0-             -0-      1,929,877
                               --------------  --------------  --------------
Total distributions
  paid                         $    4,105,311  $   24,146,583  $   24,341,318
                               ==============  ==============  ==============


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (42,092,690)(b)
Unrealized appreciation/(depreciation)                            47,504,925(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   5,412,235
                                                               =============

(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $42,092,690 of which $24,980,617 expires in the year 2007, $5,826,966 expires in the year 2008 and $11,285,107 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $5,016,595.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 27

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Class A
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended     September 1,
                                  April 30,     2003 to                       Year Ended August 31,
                                   2004(a)    October 31,  --------------------------------------------------------------
                                (unaudited)     2003(b)      2003         2002(c)      2001         2000         1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.00        $7.72        $6.02        $6.37        $7.06        $5.69        $5.05

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)             .27(e)       .11          .69          .69          .85          .75          .71
Net realized and unrealized
  gain (loss) on investment
  transactions                      (.09)         .28         1.71         (.24)        (.76)        1.40          .74
Net increase in net asset
  value from operations              .18          .39         2.40          .45          .09         2.15         1.45

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                 (.31)        (.11)        (.70)        (.74)        (.78)        (.75)        (.74)
Tax return of capital                 -0-          -0-          -0-        (.06)          -0-        (.03)        (.03)
Distributions in excess of
  net investment income               -0-          -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                     (.31)        (.11)        (.70)        (.80)        (.78)        (.78)        (.81)
Net asset value,
  end of period                    $7.87        $8.00        $7.72        $6.02        $6.37        $7.06        $5.69

TOTAL RETURN
Total investment return
  based on net asset
  value(f)                          2.11%        5.11%       41.80%        7.38%        1.55%       39.76%       29.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)               $140,964     $137,709     $118,669      $76,397      $66,750      $66,075      $50,540
Ratio to average net
  assets of:
  Expenses,
    net of waivers/
    reimbursements                  1.22%(g)     1.75%(g)     1.94%        1.88%        2.20%        1.76%        1.59%
  Expenses,
    before waivers/
    reimbursements                  1.39%(g)     1.75%(g)     1.94%        1.88%        2.20%        1.76%        1.59%
  Expenses, excluding
    interest expense                1.20%(g)     1.47%(g      1.46%        1.50%        1.47%        1.51%        1.59%
  Net investment
    income                          7.58%(e)(g)  7.90%(g)     9.73%       11.02%       12.78%       11.59%       12.34%
Portfolio turnover rate               91%          20%         125%         170%         150%         173%         179%



See footnote summary on page 33.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Class B
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended     September 1,
                                  April 30,     2003 to                       Year Ended August 31,
                                   2004(a)    October 31,  --------------------------------------------------------------
                                (unaudited)     2003(b)      2003         2002(c)      2001         2000         1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.07        $7.80        $6.09        $6.45        $7.14        $5.74        $5.05

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)             .28(e)       .10          .64          .64          .79          .71          .67
Net realized and unrealized
  gain (loss) on investment
  transactions                      (.12)         .28         1.73         (.24)        (.76)        1.40          .76
Net increase in net asset
  value from operations              .16          .38         2.37          .40          .03         2.11         1.43

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                 (.29)        (.11)        (.66)        (.70)        (.72)        (.68)        (.68)
Tax return of capital                 -0-          -0-          -0-        (.06)          -0-        (.03)        (.03)
Distributions in excess of
  net investment income               -0-          -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                     (.29)        (.11)        (.66)        (.76)        (.72)        (.71)        (.74)
Net asset value,
  end of period                    $7.94        $8.07        $7.80        $6.09        $6.45        $7.14        $5.74

TOTAL RETURN
Total investment return
  based on net asset
  value(f)                          1.79%        4.84%       40.69%        6.50%         .63%       38.41%       28.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                $73,679      $90,443      $89,571      $80,064      $83,706     $108,075     $110,003
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                  1.93%(g)     2.45%(g)     2.64%        2.58%        2.88%        2.45%        2.31%
  Expenses,
    before waivers/
    reimbursements                  2.10%(g)     2.45%(g)     2.64%        2.58%        2.88%        2.45%        2.31%
  Expenses, excluding
    interest expense                1.91%(g)     2.17%(g)     2.17%        2.20%        2.17%        2.21%        2.31%
  Net investment
    income                          8.63%(e)(g)  7.11%(g)     9.07%       10.25%       11.80%       10.85%       11.59%
Portfolio turnover rate               91%          20%         125%         170%         150%         173%         179%



See footnote summary on page 33.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 31

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class C
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended     September 1,
                                  April 30,     2003 to                       Year Ended August 31,
                                   2004(a)    October 31,  --------------------------------------------------------------
                                (unaudited)     2003(b)      2003         2002(c)      2001         2000         1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.09        $7.82        $6.10        $6.46        $7.15        $5.74        $5.05

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)             .24(e)       .10          .63          .64          .79          .71          .67
Net realized and unrealized
  gain (loss) on investment
  transactions                      (.09)         .28         1.75         (.24)        (.76)        1.41          .76
Net increase in net asset
  value from operations              .15          .38         2.38          .40          .03         2.12         1.43

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                 (.29)        (.11)        (.66)        (.70)        (.72)        (.68)        (.68)
Tax return of capital                 -0-          -0-          -0-        (.06)          -0-        (.03)        (.03)
Distributions in excess of
  net investment income               -0-          -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                     (.29)        (.11)        (.66)        (.76)        (.72)        (.71)        (.74)
Net asset value,
  end of period                    $7.95        $8.09        $7.82        $6.10        $6.46        $7.15        $5.74

TOTAL RETURN
Total investment return
  based on net asset
  value(f)                          1.66%        4.83%       40.80%        6.50%         .63%       38.58%       28.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                $83,328      $77,657      $73,477      $45,527      $40,667      $48,960      $39,024
Ratio to average net
  assets of:
  Expenses,
    net of waivers/
    reimbursements                  1.91%(g)     2.43%(g)     2.63%        2.56%        2.87%        2.45%        2.30%
  Expenses,
    before waivers/
    reimbursements                  2.08%(g)     2.43%(g)     2.63%        2.56%        2.87%        2.45%        2.30%
  Expenses, excluding
    interest expense                1.89%(g)     2.16%(g)     2.16%        2.19%        2.16%        2.20%        2.30%
  Net investment
    income                          7.50%(e)(g)  7.09%(g)     8.91%       10.16%       11.81%       10.78%       11.56%
Portfolio turnover rate               91%          20%         125%         170%         150%         173%         179%



See footnote summary on page 33.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the six months ended April 30, 2004, was to decrease net investment income per share by $.02 and increase net realized and unrealized gain (loss) on investment transactions per share by $.02. Consequently, the ratios of net investment income and expenses to average net assets were decreased by 0.70% and 0.14% for Class A, 0.71% and 0.15% for Class B and 0.68% and 0.14% for Class C, respectively.

(b)  The Fund changed its fiscal year end from August 31 to October 31.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended August 31, 2002, the effect of this change to Class A, B and C was to decrease net investment income per share by $.01 and decrease net realized and unrealized loss on investment transactions per share by $.01. Consequently, the ratio of net investment income to average net assets was decreased from 11.10% to 11.02% for Class A, from 10.34% to 10.25% for Class B and from 10.24% to 10.16% for Class C. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(d)  Based on average shares outstanding.

(e)  Net of expenses waived/reimbursed by the Adviser.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 33

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Paul J. DeNoon(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Mr. DeNoon is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND o 35

NOTES


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


GDGSR0404



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004